31 Net Operating Revenue (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net operating revenue [line items]
Lease and rental revenue	R$ 144,744	R$ 132,682	R$ 109,230
Equipment and Framework [Member]
Disclosure of net operating revenue [line items]
Lease and rental revenue	143,482	131,409	106,790
Facilities Sharing [Member]
Disclosure of net operating revenue [line items]
Lease and rental revenue	1,046	1,003	2,159
Real Estate [Member]
Disclosure of net operating revenue [line items]
Lease and rental revenue	R$ 216	R$ 270	R$ 281